HEDGE ACCOUNTING - Fair value hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)
Disclosure of detailed information about hedging instruments [line items]
Assets	$ 54,019	$ 48,662
Liabilities	21,658	217,566
Change in fair value	(1,372)	79,980
Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ 5,960	79,864
Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	411,000
Liabilities	$ 7,250
Change in fair value	$ (83)	$ 116
Time deposits [member] | Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,644,189	6,539,684
Liabilities	$ 66,064	$ 40,289
Time deposits [member] | Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount		435,000
Liabilities		$ 734
Interest rate swap contract [member] | Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,644,189	6,539,684
Assets	$ 68,840	$ 47,975
Liabilities		$ 10,871
Interest rate swap contract [member] | Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	411,000	435,000
Assets	$ 7,333	$ 850